Form N-1A Supplement	Sep. 10, 2026
Defiance AI & Power Infrastructure ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to each of the Summary Prospectus and

Statutory Prospectus, dated December 23, 2025,

as previously supplemented

The following revisions will become effective as of September 21, 2026. Each revision is to the relevant subsection under the heading “Principal Investment Strategies - The Index.”